EQUIPMENT	13 Months Ended
Dec. 31, 2021
EQUIPMENT
Equipment

6. EQUIPMENT

	Equipment	Leasehold improvements	Total

Cost:

Balance, December 1, 2020	$1,419	$-	$1,419
Acquisition of Reciprocity	11,861	-	11,861
Acquisition of Complexity	174,058	4,530,775	4,704,833
Additions	111,757	-	111,757
Transfer to assets available for sale	(803)	-	(803)
Effect of foreign exchange	4,697	103,820	108,517

Balance, December 31, 2021	$302,989	$4,634,595	$4,937,584

Depreciation:

Balance, December 1, 2020	$-	$-	$-
Depreciation charge for the period	34,589	300,562	335,151
Effect of foreign exchange	192	1,837	2,029

Balance, December 31, 2021	$34,781	$302,399	$337,180

Net book value:
Balance, December 31, 2021	$268,208	$4,332,196	$4,600,404
Balance, December 1, 2020	$1,419	$-	$1,419

Cost:

Balance, December 1, 2019	$-	$-	$-
Acquisition of Code Red	1,411	-	1,411
Effect of foreign exchange	8	-	8

Balance, November 30, 2020	$1,419	$-	$1,419

Net book value:
Balance, November 30, 2020	$1,419	$-	$1,419
Balance, December 1, 2019	$-	$-	$-